DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

15   DERIVATIVE FINANCIAL INSTRMENTS

As of December 31, 2018 and 2019, the Company had outstanding interest rate swap contracts with notional amounts of US$82,200 and US$118,500, respectively.

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2018 and 2019:

	Consolidated balance	As of December 31,
	sheets location	2018	2019

Interest rate swap contracts (not designated as hedging instruments)	Other non-current assets	1,263	—
Interest rate swap contracts (not designated as hedging instruments)	Accrued expenses and other payables	1,074	351
Interest rate swap contracts (not designated as hedging instruments)	Other long-term liabilities	—	10,408

The following table reflects the location in the consolidated statements of operations and the amount of realized and unrealized gains/(losses) recognized for the derivative contracts not designated as hedging instruments for the years ended December 31, 2017, 2018 and 2019:

	Consolidated
	statements of	Years ended December 31,
	operations location	2017	2018	2019

Interest rate swap contracts (not designated as hedging instruments) — realized loss	Interest expenses	(199)	(75)	(1,652)
Interest rate swap contracts (not designated as hedging instruments) — unrealized (loss) gain	Interest expenses	(140)	156	(10,606)
Foreign currency forward contracts (not designated as hedging instruments) — realized loss	Foreign currency exchange (loss) gain, net	(2,904)	—	—

		(3,243)	81	(12,258)